INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS
Schedule of intangible assets

	2012	2013
	RMB	RMB
Computer equipment software	21,448	20,392
Acquired training licenses	3,522	3,522
Less: Accumulated amortization	(21,051)	(20,262)

Net book value	3,919	3,652